SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal. The Portfolio, in turn, invests in various money market instruments such as U.S. government securities and other U.S. dollar-denominated securities. The Fund attempts to maintain a stable net asset value of $1.00 per share.(1)
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to bring you Franklin Money Fund's semi-annual report for the period ended December 31, 2000.

Decelerating economic growth and relatively stable short-term interest rates characterized the six months under review. The Federal Reserve Board's (the Fed's) series of six interest rate hikes -- starting in June 1999 and bringing the federal funds target rate to 6.50% by May 2000 -- finally caused economic growth to moderate after a sustained period of exceptionally strong gains. Higher energy prices, cooling stock and real estate markets, and downward trends in


1. There is no assurance that the Fund's $1.00 per share price will be maintained. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 5.


CONTENTS

Shareholder Letter .........................................................   1

Performance Summary ........................................................   3

Financial Highlights &
Statement of Investments ...................................................   4

Financial Statements .......................................................   6

Notes to
Financial Statements .......................................................   9


FUND CATEGORY
[PYRAMID GRAPHIC]
corporate earnings and consumer confidence combined to slow demand through the end of the year. Consequently, economic growth waned to a more sustainable pace as gross domestic product (GDP) fell to a 2.2% annualized rate during third quarter 2000. Without a booming economic engine, unemployment began to edge up late in the reporting period after hovering near a 30-year low of 3.9% throughout much of the year.(2) By December, Fed policy makers abruptly altered their aggressive stance, signaling for the first time in two years that recession, rather than inflation, posed the greatest risk to the decade-long U.S. economic expansion.

As the Fed refrained from any interest-rate moves, and cautious investors turned to fixed-income securities in response to stock market turmoil, bond prices rose and yields fell during the six months under review. Reflecting the relatively stable interest-rate environment, the Fund's seven-day effective yield began the reporting period at 6.11% on June 30, 2000, and ended at 6.23% on December 31, 2000.

We continued to invest the portfolio's assets exclusively in the highest-quality money market securities. For example, on December 31, 2000, more than 75% of the securities purchased for the portfolio carried a long-term credit rating of AA or higher according to Standard & Poor's(R) and Moody's(R), with the balance of the portfolio rated A.(3) Consistent with the Fund's objective of providing shareholders with a high-quality, conservative

2.   Source: Bureau of Labor Statistics.

3. Standard & Poor's and Moody's are independent credit rating agencies whose ratings do not indicate ratings of the Fund.

investment vehicle, we do not invest the portfolio's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

Going forward, we believe the Fed, having achieved its desired goal of moderating the previously red-hot U.S. economy, may cut the federal funds target rate in 2001 to combat the possibility of further GDP deterioration or, worse, the specter of recession. We will continue to monitor political and economic events closely and make adjustments to your portfolio as necessary.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ C. B. Johnson

Charles B. Johnson
Chairman
Franklin Money Fund


--------------------------------------------------------------------------------
  This discussion reflects our views, opinions and portfolio holdings as of December 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
12/31/00
--------------------------------------------------------------------------------
Seven-day effective yield*                                                 6.13%

Seven-day annualized yield                                                 5.94%

*The seven-day effective yield assumes the compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 12/31/00. The Fund's average weighted maturity was 74 days. Yield reflects fluctuations in interest rates on portfolio investments, and Fund expenses.

Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken this action, the portfolio's annualized and effective yields for the period would have been lower. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

Past performance does not guarantee future results.

FRANKLIN MONEY FUND
Financial Highlights

                                                  SIX MONTHS ENDED                          YEAR ENDED JUNE 30,
                                                  DECEMBER 31, 2000  --------------------------------------------------------------
                                                      (UNAUDITED)       2000         1999         1998         1997         1996
                                                  ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period ..........     $     1.00      $     1.00    $     1.00   $     1.00   $     1.00   $     1.00
                                                    -------------------------------------------------------------------------------
Income from investment operations -
  net investment income .......................           .030            .052          .046         .050         .048         .049
Less distributions from net investment
  income ......................................          (.030)          (.052)        (.046)       (.050)       (.048)       (.049)
                                                    -------------------------------------------------------------------------------
Net asset value, end of period ................     $     1.00      $     1.00    $     1.00   $     1.00   $     1.00   $     1.00
                                                    ===============================================================================

Total return(a) ...............................           3.07%           5.29%         4.66%        5.10%        4.88%        4.99%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $2,611,912      $2,437,183    $1,969,264   $1,722,424   $1,498,238   $1,172,639
Ratios to average net assets:
  Expenses(b) .................................            .62%(c)         .61%          .67%         .68%         .73%         .75%
  Expenses excluding waiver and payment
    by affiliate(b) ...........................            .63%(c)         .62%          .67%         .69%         .74%         .76%
  Net investment income .......................           6.13%(c)        5.17%         4.54%        4.99%        4.78%        4.86%

(a) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c)  Annualized


4                      See notes to financial statements.

FRANKLIN MONEY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (UNAUDITED)

                                                                                              SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 95.3%
The Money Market Portfolio (Note 1)(COST $2,488,699,805) .........................        2,488,699,805       $2,488,699,805
OTHER ASSETS, LESS LIABILITIES 4.7% ..............................................                               123,212,538
                                                                                                              --------------
NET ASSETS 100.0% ................................................................                            $2,611,912,343
                                                                                                              ==============

                       See notes to financial statements.                      5

FRANKLIN MONEY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (UNAUDITED)

Assets:
  Investments in securities, at value and cost .........          $2,488,699,805
  Receivables from capital shares sold .................             152,667,654
                                                                  --------------
        Total assets ...................................           2,641,367,459
                                                                  --------------
Liabilities:
  Payables:
    Capital shares redeemed ............................              22,396,757
    Affiliates .........................................                 856,596
    Shareholders .......................................               5,308,162
  Other liabilities ....................................                 893,601
                                                                  --------------
        Total liabilities ..............................              29,455,116
                                                                  --------------
Net assets, at value ...................................          $2,611,912,343
                                                                  ==============
Shares outstanding .....................................           2,611,912,343
                                                                  ==============
Net asset value per share ..............................          $         1.00
                                                                  ==============


6                      See notes to financial statements.

FRANKLIN MONEY FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

Investment income:
  Dividends ..................................................       $88,117,858
                                                                     -----------
Expenses:
  Administrative fees (Note 3) ...............................         3,859,374
  Transfer agent fees (Note 3) ...............................         2,008,264
  Reports to shareholders ....................................            70,179
  Registration and filing fees ...............................           106,254
  Professional fees (Note 3) .................................            25,489
  Directors' fees and expenses ...............................            39,253
  Other ......................................................           208,203
                                                                     -----------
        Total expenses .......................................         6,317,016
                                                                     -----------
          Net investment income ..............................        81,800,842
                                                                     -----------
  Net increase in net assets resulting from operations .......       $81,800,842
                                                                     ===========

                       See notes to financial statements.                      7

FRANKLIN MONEY FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED) AND THE YEAR ENDED JUNE 30, 2000

                                                                                           SIX MONTHS                     YEAR
                                                                                              ENDED                       ENDED
                                                                                        DECEMBER 31, 2000            JUNE 30, 2000
                                                                                        -------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..................................................            $    81,800,842             $   135,341,956
  Distributions to shareholders from net investment income .................                (81,800,842)               (135,341,956)

  Capital share transactions (Note 2) ......................................                174,729,011                 467,919,136
                                                                                        -------------------------------------------
        Net increase in net assets .........................................                174,729,011                 467,919,136
  Net assets (there is no undistributed net investment income at beginning or end of the period):
    Beginning of period ....................................................              2,437,183,332               1,969,264,196
                                                                                        -------------------------------------------
    End of period ..........................................................            $ 2,611,912,343             $ 2,437,183,332
                                                                                        ===========================================


8                      See notes to financial statements.

FRANKLIN MONEY FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income consistent with the preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of December 31, 2000, the Fund owns 68.86% of the Portfolio.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

At December 31, 2000, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                         SIX MONTHS                 YEAR
                                            ENDED                   ENDED
                                       DECEMBER 31, 2000         JUNE 30, 2000
                                       ----------------------------------------
Shares sold ....................       $ 19,328,015,122        $ 42,097,527,229
Shares issued in
reinvestment of distributions ..             81,078,084             135,158,074
Shares redeemed ................        (19,234,364,195)        (41,764,766,167)
                                       ----------------------------------------
Net increase ...................       $    174,729,011        $    467,919,136
                                       ========================================

FRANKLIN MONEY FUND
Notes to Financial Statements (unaudited)(continued)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's administrative manager, principal underwriter and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the average net assets of the Fund as follows:

     ANNUALIZED
      FEE RATE                      DAILY NET ASSETS
     ---------------------------------------------------------------------
     .455%                          First $100 million
     .330%                          Over $100 million, up to and including
                                    $250 million
     .280%                          Over $250 million

Distributors received contingent deferred sales charges for the period of $2,954,266.

The Fund paid transfer agent fees of $2,008,264, of which $1,383,628 was paid to Investor Services.

Included in professional fees are legal fees of $10,355 that were paid to a law firm in which a partner of that firm was an officer of the Fund.


4. INCOME TAXES

At June 30, 2000, the Fund had tax basis capital losses of $4,801 which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

     2001 ..................................................         $  763
     2002 ..................................................          4,038
                                                                     ------
                                                                     $4,801
                                                                     ======

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO

                                               SIX MONTHS ENDED                          YEAR ENDED JUNE 30,
                                               DECEMBER 31, 2000   ----------------------------------------------------------------
                                                  (UNAUDITED)          2000       1999           1998         1997          1996
                                               ------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period .......       $     1.00      $     1.00   $     1.00    $     1.00   $     1.00    $     1.00
                                                   --------------------------------------------------------------------------------
Income from investment operations -
  net investment income ....................             .033            .056         .051          .055         .053          .055
Less distributions from net
  investment income ........................            (.033)          (.056)       (.051)        (.055)       (.053)        (.055)
                                                   --------------------------------------------------------------------------------
Net asset value, end of period .............       $     1.00      $     1.00   $     1.00    $     1.00   $     1.00    $     1.00
                                                   --------------------------------------------------------------------------------

Total return(a) ............................             3.34%           5.75%        5.18%         5.64%        5.47%         5.66%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..........       $3,613,886      $4,144,043   $3,672,404    $2,043,629   $1,773,546    $1,550,085
Ratios to average net assets:
  Expenses .................................              .15%(b)         .15%         .15%          .15%         .15%         .15%
  Expenses excluding waiver and payments
    by affiliate ...........................              .16%(b)         .16%         .15%          .16%         .16%         .16%
  Net investment income ....................             6.56%(b)        5.65%        5.04%         5.50%        5.34%        5.50%

(a)  Total return is not annualized for periods less than one year.

(b)  Annualized


                       See notes to financial statements.                     11

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000(UNAUDITED)

                                                                                                      PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   BANK NOTES 4.1%
   Bank of America NT & SA, 6.46% - 6.81%, 1/30/01 - 5/31/01 ...................................    $  150,000,000  $  150,000,000
                                                                                                                    --------------
   TOTAL BANK NOTES (COST $150,000,000) ........................................................                       150,000,000
                                                                                                                    --------------
   CERTIFICATES OF DEPOSIT 42.4%
   ABN AMRO Bank NV, Chicago Branch, 6.36%, 12/06/01 ...........................................       100,000,000     100,004,423
   Australia & New Zealand Banking Group Ltd., New York Branch, 6.65% - 6.66%,
      1/17/01 - 1/18/01 ........................................................................        50,000,000      50,000,112
   Banque Nationale De Paris, New York Branch, 6.62%, 2/14/01 - 2/16/01 ........................        75,000,000      75,000,000
   Bayerische Landesbank Girozen, New York Branch, 6.46% - 6.70%, 1/24/01 - 3/14/01 ............       100,000,000     100,001,288
   Commerzbank AG, New York Branch, 6.245% - 6.46%, 3/08/01 - 6/21/01 ..........................       150,000,000     150,006,513
   Credit Agricole, New York Branch, 6.47% - 7.10%, 3/09/01 - 7/20/01 ..........................       143,000,000     142,997,470
   Credit Communal De Belgique, New York Branch, 7.075%, 5/03/01 ...............................        35,000,000      35,001,660
   Den Danske Bank, New York Branch, 6.48%, 3/07/01 ............................................        25,000,000      25,000,222
   Deutsche Bank AG, New York Branch, 6.61% - 6.655%, 1/29/01 - 3/02/01 ........................       100,000,000      99,989,716
   Dexia Bank, New York Branch, 6.81% - 7.105%, 1/10/01 - 7/20/01 ..............................       100,000,000      99,996,568
   Dresdner Bank AG, New York Branch, 6.68% - 6.78%, 1/05/01 - 2/06/01 .........................        75,000,000      75,000,270
   Lloyds Bank Plc, New York Branch, 6.64%, 4/12/01 ............................................        25,000,000      25,000,679
   Rabobank Nederland NV, New York Branch, 6.94%, 8/01/01 ......................................        25,000,000      24,998,625
   Royal Bank of Canada, New York Branch, 6.48% - 6.685%, 1/12/01 - 10/09/01 ...................        95,000,000      95,003,770
   Societe Generale North America, New York Branch, 6.43%, 3/01/01 .............................        50,000,000      50,000,000
   Toronto Dominion Bank, New York Branch, 6.505% - 7.16%, 1/31/01 - 6/08/01 ...................       160,000,000     160,002,579
   UBS AG, Connecticut Branch, 6.20% - 7.08%, 6/22/01 - 12/11/01 ...............................        75,000,000      74,986,555
   Westpac Banking Corp., New York Branch, 6.60% - 6.62%, 2/26/01 - 4/27/01 ....................       150,000,000     150,003,103
                                                                                                                    --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,532,993,553) .........................................                     1,532,993,553
                                                                                                                    --------------
(a)COMMERCIAL PAPER 48.8%
   Abbey National North America Corp., 6.50% - 6.53%, 1/08/01 - 2/02/01 ........................       150,100,000     149,620,787
   ABN AMRO North American Finance Inc., 6.57%, 2/05/01 ........................................        25,000,000      24,840,312
   American Express Credit Corp., 6.44%, 3/05/01 ...............................................        25,000,000      24,718,250
   Asset Securitization Cooperative Corp., 144A, 6.52% - 6.55%, 1/18/01 - 2/16/01 ..............       150,000,000     149,021,271
   Associates Corp. of North America, 6.53% - 6.625%, 1/11/01 - 2/01/01 ........................       125,000,000     124,763,757
   Bank of Nova Scotia, 6.49% - 6.515%, 1/22/01 - 2/13/01 ......................................        75,000,000      74,517,392
   Canadian Imperial Holdings Inc., 6.51% - 6.552%, 1/04/01 - 1/31/01 ..........................        75,000,000      74,755,729
   Ciesco LP, 6.29% - 6.55%, 1/02/01 - 2/21/01 .................................................       100,000,000      99,545,361
   Commonwealth Bank of Australia, 6.51%, 2/01/01 ..............................................        25,000,000      24,859,854
   Delaware Funding Corp., 144A, 6.43% - 6.53%, 1/23/01 - 2/20/01 ..............................        85,000,000      84,593,264
   Den Danske Corp., 6.35% - 6.53%, 2/06/01 - 3/12/01 ..........................................        50,000,000      49,528,069
   Deutsche Bank Financial Inc., 6.35%, 3/05/01 ................................................        25,000,000      24,722,187
   Gannett Co. Inc., 144A, 6.42% - 6.50%, 1/25/01 - 2/09/01 ....................................        85,000,000      84,446,208
   General Electric Capital Corp., 6.32% - 6.58%, 1/29/01 - 7/06/01 ............................       150,000,000     148,146,806
   Halifax Plc, 6.52%, 1/04/01 - 1/09/01 .......................................................       100,000,000      99,900,389
   Lloyds Bank Plc., 6.35%, 4/30/01 ............................................................        25,000,000      24,475,243
   Merrill Lynch & Co. Inc., 6.50% - 6.55%, 1/22/01 - 2/12/01 ..................................       125,000,000     124,253,354
   Morgan Stanley Dean Witter & Co., 6.20% - 6.35%, 3/15/01 - 3/23/01 ..........................       150,000,000     147,995,903
   Salomon Smith Barney Holdings Inc., 6.52%, 2/09/01 ..........................................        25,000,000      24,823,417
   SBC Communications Inc., 144A, 6.53%, 1/03/01 ...............................................         3,818,000       3,816,615
   Svenska Handelsbanken Inc., 6.52% - 6.60%, 1/03/01 - 1/26/01 ................................       100,000,000      99,755,278

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000(UNAUDITED) (CONT.)

                                                                                                      PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(a)COMMERCIAL PAPER (CONT.)
   Toyota Motor Credit Corp., 144A, 6.20%, 3/09/01 .........................................       $   25,000,000       $ 24,711,528
   UBS Finance Delaware, LLC, 6.46%, 3/12/01 - 3/14/01 .....................................           75,000,000         74,044,460
                                                                                                                      --------------
   TOTAL COMMERCIAL PAPER (COST $1,761,855,434) ............................................                           1,761,855,434
                                                                                                                      --------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $3,444,848,987) ....................                           3,444,848,987
                                                                                                                      --------------
(b)REPURCHASE AGREEMENTS 3.8%
   Morgan Stanley & Co., 5.90%, 1/02/01 (Maturity Value $ 68,069,594) ......................           68,025,000         68,025,000
     Collateralized by U.S. Treasury Notes
   J.P. Morgan Securities Inc., 5.95%, 1/02/01 (Maturity Value $ 68,069,972) ...............           68,025,000         68,025,000
     Collateralized by U.S. Treasury Notes .................................................
                                                                                                                      --------------
   TOTAL REPURCHASE AGREEMENTS (COST $136,050,000) .........................................                             136,050,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $3,580,898,987) 99.1% ...........................................                           3,580,898,987
   OTHER ASSETS, LESS LIABILITIES .9% ......................................................                              32,986,742
                                                                                                                      --------------
   NET ASSETS 100.0% .......................................................................                          $3,613,885,729
                                                                                                                      ==============

(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.

(b)  See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.                    13

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                 SIX MONTHS ENDED                  YEAR ENDED JUNE 30,
                                                 DECEMBER 31, 2000  -----------------------------------------------------
                                                    (UNAUDITED)       2000       1999       1998         1997      1996
                                                 ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........      $   1.00       $   1.00    $  1.00   $   1.00     $   1.00  $   1.00
                                                     --------------------------------------------------------------------
Income from investment operations -
  net investment income .......................           032           .054       .049       .054         .052      .054
Less distributions from net investment
  income ......................................         (.032)         (.054)     (.049)     (.054)       (.052)    (.054)
                                                     --------------------------------------------------------------------
Net asset value, end of period ................      $   1.00       $   1.00   $   1.00   $   1.00     $   1.00  $   1.00
                                                     --------------------------------------------------------------------

Total return(a) ...............................          3.21%          5.48%      4.97%      5.53%        5.34%     5.55%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............      $190,379       $221,993   $258,458   $263,226     $285,629  $285,701
Ratios to average net assets:
  Expenses ....................................           .15%(b)        .15%       .15%       .15%         .15%      .15%
  Expenses excluding waiver and payments
    by affiliate ..............................           .16%(b)        .16%       .15%       .16%         .16%      .17%
  Net investment income .......................          6.35%(b)       5.36%      4.84%      5.40%        5.20%     5.45%

(a)  Total return is not annualized for periods less than one year.

(b)  Annualized


14                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000(UNAUDITED)

                                                                                                          PRINCIPAL
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                                   AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 26.2%
   U.S. Treasury Notes, 5.25%, 1/31/01 ..........................................................      $  5,000,000      $ 4,995,047
   U.S. Treasury Notes, 5.375%, 2/15/01 .........................................................        15,000,000       14,981,518
   U.S. Treasury Notes, 7.75%, 2/15/01 ..........................................................         5,000,000        5,007,851
   U.S. Treasury Notes, 6.25%, 4/30/01 ..........................................................         5,000,000        4,989,991
   U.S. Treasury Notes, 5.25%, 5/31/01 ..........................................................         5,000,000        4,976,702
   U.S. Treasury Notes, 6.50%, 5/31/01 ..........................................................        15,000,000       15,008,379
                                                                                                                        ------------
TOTAL GOVERNMENT SECURITIES (COST $49,959,488) ..................................................                         49,959,488
                                                                                                                        ------------
(b)REPURCHASE AGREEMENTS 73.4%
   Barclays Capital Inc., 6.00%, 1/02/01 (Maturity Value $8,755,833) ............................         8,750,000        8,750,000
    Collateralized by U.S. Treasury Bonds
   Bear, Stearns & Co. Inc., 5.80%, 1/02/01 (Maturity Value $8,755,639) .........................         8,750,000        8,750,000
      Collateralized by U.S. Treasury Notes
   Dresdner Kleinwort Benson, North America LLC, 5.75%, 1/02/01 (Maturity Value $8,755,590) .....         8,750,000        8,750,000
      Collateralized by U.S. Treasury Notes
   Goldman, Sachs & Co., 5.95%, 1/02/01 (Maturity Value $8,755,785) .............................         8,750,000        8,750,000
      Collateralized by U.S. Treasury Bonds
   Greenwich Capital Markets Inc., 5.95%, 1/02/01 (Maturity Value $8,755,785) ...................         8,750,000        8,750,000
      Collateralized by U.S. Treasury Notes
   J.P. Morgan Securities Inc., 5.85%, 1/02/01 (Maturity Value $30,469,793) .....................        30,450,000       30,450,000
      Collateralized by U.S. Treasury Notes
   Merrill Lynch Government Securities Inc., 5.75%, 1/02/01 (Maturity Value $8,755,590) .........         8,750,000        8,750,000
      Collateralized by U.S. Treasury Bonds
   Morgan Stanley & Co. Inc., 5.90%, 1/02/01 (Maturity Value $30,469,962) .......................        30,450,000       30,450,000
      Collateralized by U.S. Treasury Notes
   Nesbitt Burns Securities, Inc., 6.00%, 1/02/01 (Maturity Value $8,755,833) ...................         8,750,000        8,750,000
      Collateralized by U.S. Treasury Notes
   SG Cowen Securities Corp., 6.00%, 1/02/01 (Maturity Value $8,755,833) ........................         8,750,000        8,750,000
      Collateralized by U.S. Treasury Notes
   UBS Warburg LLC, 5.95%, 1/02/01 (Maturity Value $8,755,785) ..................................         8,750,000        8,750,000
      Collateralized by U.S. Treasury Notes
                                                                                                                        ------------
   TOTAL REPURCHASE AGREEMENTS (COST $139,650,000) ..............................................                        139,650,000
                                                                                                                        ------------
   TOTAL INVESTMENTS (COST $189,609,488) 99.6% ..................................................                        189,609,488
   OTHER ASSETS, LESS LIABILITIES .4% ...........................................................                            769,457
                                                                                                                        ------------
   NET ASSETS 100.0% ............................................................................                       $190,378,945
                                                                                                                        ============

(b)See note 1(b) regarding repurchase agreements.


                       See notes to financial statements.                    15

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (UNAUDITED)

                                                                                                                        THE U.S.
                                                                                                                      GOVERNMENT
                                                                                                THE                   SECURITIES
                                                                                            MONEY MARKET             MONEY MARKET
                                                                                              PORTFOLIO                PORTFOLIO
                                                                                           -----------------------------------------
Assets:
  Investments in securities, at value and cost .............................               $3,444,848,987               $ 49,959,488
  Repurchase agreements, at value and cost .................................                  136,050,000                139,650,000
  Cash .....................................................................                        1,527                      6,734
  Interest receivable ......................................................                   33,482,715                    791,635
                                                                                           -----------------------------------------
      Total assets .........................................................                3,614,383,229                190,407,857
                                                                                           -----------------------------------------
Liabilities:
  Payables:
    Affiliates .............................................................                      438,008                     22,781
    Professional fees ......................................................                       36,615                      4,934
  Other liabilities ........................................................                       22,877                      1,197
                                                                                           -----------------------------------------
      Total liabilities ....................................................                      497,500                     28,912
                                                                                           -----------------------------------------
Net assets, at value .......................................................               $3,613,885,729               $190,378,945
                                                                                           =========================================
Shares outstanding .........................................................                3,613,885,729                190,378,945
                                                                                           =========================================
Net asset value per share ..................................................               $         1.00               $       1.00
                                                                                           =========================================


16                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

                                                                                                                        THE U.S.
                                                                                                                       GOVERNMENT
                                                                                                 THE                   SECURITIES
                                                                                            MONEY MARKET              MONEY MARKET
                                                                                              PORTFOLIO                PORTFOLIO
                                                                                            -------------------------------------
Investment income:
  Interest ...................................................................              $ 138,316,626             $ 6,680,150
                                                                                            -------------------------------------
Expenses:
  Management fees (Note 3) ...................................................                  3,167,717                 156,647
  Transfer agent fees (Note 3) ...............................................                     11,702                     830
  Custodian fees .............................................................                     18,318                   1,040
  Reports to shareholders ....................................................                      7,911                     126
  Professional fees (Notes 3) ................................................                     48,827                   6,474
  Trustees' fees and expenses ................................................                      3,665                     188
  Other ......................................................................                     29,305                   1,335
                                                                                            -------------------------------------
      Total expenses .........................................................                  3,287,445                 166,640
      Expenses waived/paid by affiliate (Note 3) .............................                   (167,817)                (11,124)
                                                                                            -------------------------------------
        Net expenses .........................................................                  3,119,628                 155,516
                                                                                            -------------------------------------
          Net investment income ..............................................                135,196,998               6,524,634
                                                                                            -------------------------------------
Net realized loss from investments ...........................................                     (5,085)                     --
                                                                                            =====================================
Net increase in net assets resulting from operations .........................              $ 135,191,913             $ 6,524,634
                                                                                            =====================================


                       See notes to financial statements.                     17

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED) AND THE YEAR ENDED JUNE 30, 2000

                                                                                                 THE U.S. GOVERNMENT SECURITIES
                                                            THE MONEY MARKET PORTFOLIO                MONEY MARKET PORTFOLIO
                                                     ------------------------------------------------------------------------------
                                                        SIX MONTHS                YEAR               SIX MONTHS          YEAR
                                                           ENDED                  ENDED                 ENDED            ENDED
                                                     DECEMBER 31, 2000        JUNE 30, 2000       DECEMBER 31, 2000   JUNE 30, 2000
                                                      -----------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .........................   $   135,196,998        $   200,859,294        $   6,524,634     $  13,297,924
    Net realized loss from investments ............            (5,085)                (9,285)                  --                --
                                                      -----------------------------------------------------------------------------
      Net increase in net assets resulting
      from operations .............................       135,191,913            200,850,009            6,524,634        13,297,924
  Distributions to shareholders from net
    investment income .............................      (135,191,913)(a)       (200,850,009)(b)       (6,524,634)      (13,297,924)
  Capital share transactions (Note 2) .............      (500,157,311)           441,639,255          (31,614,000)      (36,465,436)
                                                      -----------------------------------------------------------------------------
      Net increase (decrease) in net assets .......      (500,157,311)           441,639,255          (31,614,000)      (36,465,436)
Net assets (there is no undistributed net
  investment income at beginning or end of period):
  Beginning of period .............................     4,114,043,040          3,672,403,785          221,992,945       258,458,381
                                                      -----------------------------------------------------------------------------
  End of period ...................................   $ 3,613,885,729        $ 4,114,043,040        $ 190,378,945     $ 221,992,945
                                                      =============================================================================

(a) Distributions were decreased by a net realized loss from investments of $5,085.

(b) Distributions were decreased by a net realized loss from investments of $9,285.


18                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2000, all outstanding repurchase agreements held by the Portfolios had been entered into on December 29, 2000.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)(continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2000, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                                                                          THE
                                                                                            THE                     U.S. GOVERNMENT
                                                                                        MONEY MARKET               SECURITIES MONEY
                                                                                          PORTFOLIO                MARKET PORTFOLIO
                                                                                      ---------------------------------------------
Six months ended December 31, 2000
  Shares sold ...........................................................             $ 18,559,277,216              $   452,752,603
  Shares issued in reinvestment of  distributions .......................                  135,765,117                    6,524,469
  Shares redeemed .......................................................              (19,195,199,644)                (490,891,072)
                                                                                      ---------------------------------------------
  Net decrease ..........................................................             $   (500,157,311)             $   (31,614,000)
                                                                                      =============================================
Year ended June 30, 2000
  Shares sold ...........................................................             $ 38,813,462,724              $ 1,220,241,486
  Shares issued in reinvestment of distributions ........................                  200,275,366                   13,291,931
  Shares redeemed .......................................................              (38,572,098,835)              (1,269,998,853)
                                                                                      ---------------------------------------------
  Net increase (decrease) ...............................................             $    441,639,255              $   (36,465,436)
                                                                                      =============================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statements of Operations.

Included in professional fees are legal fees of $9,494 that were paid to a law firm in which a partner of that firm was an officer of the Portfolios.

At December 31, 2000, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                               PERCENTAGE OF
                                                                                          SHARES            OUTSTANDING SHARES
                                                                                      ----------------------------------------
Franklin Money Fund .............................................................     2,488,699,805                68.86%
Institutional Fiduciary Trust - Money Market Portfolio ..........................       938,737,508                25.98%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .....................       120,615,245                 3.34%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund .............        65,833,171                 1.82%

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)(continued)


3. TRANSACTIONS WITH AFFILIATES (Cont.)

At December 31, 2000, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                                  PERCENTAGE OF
                                                                                                 SHARES        OUTSTANDING SHARES
                                                                                             ------------------------------------
Institutional Fiduciary Trust - Franklin U.S Government Securities
  Money Market Portfolio ...............................................................       54,157,670             28.45%
Franklin Federal Money Fund .............................................................     136,221,275             71.55%

4. INCOME TAXES

At June 30, 2000, The Money Market Portfolio had tax basis capital losses of $8,692, which may be carried over to offset future capital gains. Such losses expire in 2008.

At June 30, 2000, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 1999 of $9,285. For tax purposes, such losses will be reflected in the year ending June 30, 2001.


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